Amount Due from / to Related Parties and Shareholders - Schedule of Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statement of Comprehensive Income [Abstract]
Share Based payment to service provider		$ (2,850,000)
Advertising expenses		(908,711)
Shares issued to Board of Directors		(195,000)
Interest on convertible loans (note 28)	(47,667)	(137,500)
Content recharge from Gulf DTH FZ LLC	(62,899,210)
Marketing recharge from Gulf DTH FZ LLC	(371,296)
Shared resources recharge from Gulf DTH FZ LLC	(1,789,558)
Revenues recharges to Gulf DTH FZ LLC	9,252,067
Shared resources Recharge from Gulf DTH FZ LLC	244,598
Revenues from Du and Mobily	1,804,473	1,059,795
Fees paid to Du and Mobily (cost of revenue)	$ (308,343)	$ (244,898)